Note 14 - Restructured Debt Liability (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 24, 2025	Jan. 24, 2024	Oct. 27, 2017	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liability for Contingent Milestone Payment, Noncurrent									$ 0	$ 15,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001			$ 0.001		$ 0.001	$ 0.001
Gain (Loss) on Extinguishment of Debt				$ 74	$ 0		$ 52	$ 14,520	$ 14,437	$ 0
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)										5,000
Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member]
Termination Agreement, Payable		$ 200
Payments for Exchange and Termination Agreement	$ 100	$ 100
Stock Issued During Period, Shares, New Issues (in shares)		676
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.001
Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member] | Forecast [Member]
Payments for Exchange and Termination Agreement	$ 100
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Extinguishment of Debt, Amount			$ 25,000
Repayments of Long-term Debt, Total			$ 2,500
Stock Issued During Period, Shares, Cancellation of Debt and Warrant Obligations, Percentage of Fully-diluted Shares Outstanding			2.00%
Liability for Contingent Milestone Payment, Noncurrent			$ 15,000			$ 15,000			15,000	$ 15,000
Gain (Loss) on Extinguishment of Debt						14,500			14,500
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member] | Common Stock [Member]
Liability for Contingent Milestone Payment, Noncurrent						300			300
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member] | Cash [Member]
Liability for Contingent Milestone Payment, Noncurrent						$ 200			$ 200